Right-Of-Use Assets	6 Months Ended
Aug. 31, 2026
Right-Of-Use Assets

10.	Right-Of-Use Assets

The following details the changes in right-of-use assets:

Right-of-use assets $
Balance, February 28, 2025	—
Additions	133,617
Depreciation for the year	(13,477)
Balance, February 28, 2026	120,140

Balance, February 28, 2026	120,140
Additions	53,567
Depreciation for the period	(29,326)
Balance, August 31, 2026	144,381